Retirement Benefits Plan - Summary of defined contribution plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Contribution Plans Explanatory [Abstract]
Defined contribution plans	$ 5	$ 4
401(k) matched savings plan	7	6
Total pension expense	$ 12	$ 10